Form N-1A Supplement	Oct. 31, 2024
BBH Select Series - Large Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

RELATING TO THE ACQUISITION OF THE ASSETS OF
BBH Select Series — Large Cap Fund

BBH Select Series — Mid Cap Fund

BY AND IN EXCHANGE FOR SHARES OF
BBH Select Large Cap ETF
BBH Select Mid Cap ETF

This Prospectus/Information Statement is an information statement for BBH Select Series — Large Cap Fund and BBH Select Series — Mid Cap Fund (each a “Target Fund”) and a prospectus for BBH Select Large Cap ETF and BBH Select Mid Cap ETF (each an “Acquiring Fund”) (collectively, the “Funds”), each a series of BBH Trust (the “Trust”). The address of the Trust is 140 Broadway, New York, NY 10005, and the telephone number is 1-800-575-1265. This Prospectus/Information Statement was first mailed to shareholders of each Target Fund beginning on or about October 14, 2025.

THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The Board of Trustees of the Trust (the “Board”) has approved a Plan of Reorganization (the “Plan”) that provides for the reorganization of the Target Funds with and into the Acquiring Funds as set forth below (each a “Reorganization”):

Target Fund		Acquiring Fund
BBH Select Series — Large Cap Fund	→	BBH Select Large Cap ETF
BBH Select Series — Mid Cap Fund	→	BBH Select Mid Cap ETF

Each Target Fund is a currently operating mutual fund series of the Trust. Each Acquiring Fund is a newly created series of the Trust that will operate as an exchange-traded fund (“ETF”) and has the same investment objective, investment policies, and investment adviser as the corresponding Target Fund and substantially the same investment strategies. Each Acquiring Fund was created specifically for the purpose of acquiring the assets and assuming the liabilities of the corresponding Target Fund and will not commence operations until the applicable Reorganization is consummated. As a result of the Reorganizations, each Acquiring Fund will adopt the accounting and performance history of the corresponding Target Fund. In addition, shareholders of a Target Fund will receive shares of the corresponding Acquiring Fund, and cash in lieu of any fractional shares, equal in aggregate value to the net asset value of their shares of the Target Fund and become shareholders of the Acquiring Fund. Each Reorganization currently is expected to close immediately prior to the opening of regular trading on the New York Stock Exchange on November 17, 2025.

This Prospectus/Information Statement includes information about the Funds and the Reorganizations. You should retain this Prospectus/Information Statement for future reference. Additional information about the Funds has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents, which are incorporated by reference into this Prospectus/Information Statement:

•        Prospectus of the BBH Select Series — Large Cap Fund and BBH Select Series — Mid Cap Fund, dated February 28, 2025, as may be supplemented or amended (File No. 811-21829)

•        Statement of Additional Information of the BBH Select Series — Large Cap Fund and BBH Select Series — Mid Cap Fund dated February 28, 2025, as may be supplemented or amended (File No. 811-21829)

•        Semi-Annual Report of BBH Select Series — Large Cap Fund and BBH Select Series — Mid Cap Fund for the fiscal period ended April 30, 2025 (File No. 811-21829)

•        Annual Report of BBH Select Series — Large Cap Fund and BBH Select Series — Mid Cap Fund for the fiscal year ended October 31, 2024 (File No. 811-21829)

You may request a copy of the Statement of Additional Information relating to this Prospectus/Information Statement or a Fund’s Prospectus or Annual or Semi-Annual Report without charge by calling the Trust at 1-800-575-1265 or by writing to the Trust at 140 Broadway, New York, NY 10005.

BBH Select Series - Mid Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

RELATING TO THE ACQUISITION OF THE ASSETS OF
BBH Select Series — Large Cap Fund

BBH Select Series — Mid Cap Fund

BY AND IN EXCHANGE FOR SHARES OF
BBH Select Large Cap ETF
BBH Select Mid Cap ETF

This Prospectus/Information Statement is an information statement for BBH Select Series — Large Cap Fund and BBH Select Series — Mid Cap Fund (each a “Target Fund”) and a prospectus for BBH Select Large Cap ETF and BBH Select Mid Cap ETF (each an “Acquiring Fund”) (collectively, the “Funds”), each a series of BBH Trust (the “Trust”). The address of the Trust is 140 Broadway, New York, NY 10005, and the telephone number is 1-800-575-1265. This Prospectus/Information Statement was first mailed to shareholders of each Target Fund beginning on or about October 14, 2025.

THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The Board of Trustees of the Trust (the “Board”) has approved a Plan of Reorganization (the “Plan”) that provides for the reorganization of the Target Funds with and into the Acquiring Funds as set forth below (each a “Reorganization”):

Target Fund		Acquiring Fund
BBH Select Series — Large Cap Fund	→	BBH Select Large Cap ETF
BBH Select Series — Mid Cap Fund	→	BBH Select Mid Cap ETF

Each Target Fund is a currently operating mutual fund series of the Trust. Each Acquiring Fund is a newly created series of the Trust that will operate as an exchange-traded fund (“ETF”) and has the same investment objective, investment policies, and investment adviser as the corresponding Target Fund and substantially the same investment strategies. Each Acquiring Fund was created specifically for the purpose of acquiring the assets and assuming the liabilities of the corresponding Target Fund and will not commence operations until the applicable Reorganization is consummated. As a result of the Reorganizations, each Acquiring Fund will adopt the accounting and performance history of the corresponding Target Fund. In addition, shareholders of a Target Fund will receive shares of the corresponding Acquiring Fund, and cash in lieu of any fractional shares, equal in aggregate value to the net asset value of their shares of the Target Fund and become shareholders of the Acquiring Fund. Each Reorganization currently is expected to close immediately prior to the opening of regular trading on the New York Stock Exchange on November 17, 2025.

This Prospectus/Information Statement includes information about the Funds and the Reorganizations. You should retain this Prospectus/Information Statement for future reference. Additional information about the Funds has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents, which are incorporated by reference into this Prospectus/Information Statement:

•        Prospectus of the BBH Select Series — Large Cap Fund and BBH Select Series — Mid Cap Fund, dated February 28, 2025, as may be supplemented or amended (File No. 811-21829)

•        Statement of Additional Information of the BBH Select Series — Large Cap Fund and BBH Select Series — Mid Cap Fund dated February 28, 2025, as may be supplemented or amended (File No. 811-21829)

•        Semi-Annual Report of BBH Select Series — Large Cap Fund and BBH Select Series — Mid Cap Fund for the fiscal period ended April 30, 2025 (File No. 811-21829)

•        Annual Report of BBH Select Series — Large Cap Fund and BBH Select Series — Mid Cap Fund for the fiscal year ended October 31, 2024 (File No. 811-21829)

You may request a copy of the Statement of Additional Information relating to this Prospectus/Information Statement or a Fund’s Prospectus or Annual or Semi-Annual Report without charge by calling the Trust at 1-800-575-1265 or by writing to the Trust at 140 Broadway, New York, NY 10005.